Information Regarding Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Change in benefit obligation
Benefit obligation at beginning of year	¥ 1,657,520	¥ 1,594,411
Service cost	73,256	64,549	¥ 60,261
Interest cost	21,746	24,518	27,804
Plan participants' contributions	871	856
Plan amendments	(381)	(427)
Net actuarial (gain) loss	51,198	35,306
Acquisition and other	(18,523)
Benefits paid	(64,462)	(61,693)
Benefit obligation at end of year	1,721,225	1,657,520	1,594,411
Change in plan assets
Balance at beginning of year	1,244,466	1,090,258
Actual return on plan assets	212,908	133,964
Acquisition and other	(11,341)
Employer contributions	38,917	56,386
Plan participants' contributions	871	856
Benefits paid	(38,019)	(36,998)
Balance at end of year	1,447,802	1,244,466	1,090,258
Funded status	273,423	413,054
Foreign Plans
Change in benefit obligation
Benefit obligation at beginning of year	705,583	633,160
Service cost	41,147	36,908	27,943
Interest cost	37,993	32,153	24,300
Plan participants' contributions	575	297
Plan amendments	3,217	96
Net actuarial (gain) loss	116,787	(30,012)
Acquisition and other	91,097	48,388
Benefits paid	(19,469)	(15,407)
Benefit obligation at end of year	976,930	705,583	633,160
Change in plan assets
Balance at beginning of year	580,982	479,239
Actual return on plan assets	59,800	56,300
Acquisition and other	74,171	42,694
Employer contributions	14,660	14,801
Plan participants' contributions	575	297
Benefits paid	(16,660)	(12,349)
Balance at end of year	713,528	580,982	¥ 479,239
Funded status	¥ 263,402	¥ 124,601